Employee Benefit Plans (Fair Value Pension Plan Assets) (Details) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair values of the company's pension plan assets
Total pension plan assets at fair value	$ 4,917	[1]	$ (4,519)	[2]
Short-term Investments [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(516)		(668)
Corporate [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(911)		(744)
RMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(328)		(345)
U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(1,015)		(878)
Foreign government/government agencies [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(54)		(56)
CMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(166)		(117)
Other fixed income [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(86)	[3]	(74)	[4]
Large cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(591)		(570)
Mid cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(51)		(52)
Small cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(44)		(38)
International [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(258)		(217)
Other equities [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(1)		(1)
Hedge Funds [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	896		(759)
Level 1 [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	390	[1]	(485)	[2]
Level 1 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(2)		(119)
Level 1 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(35)		(59)
Level 1 [Member] | Foreign government/government agencies [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0	[3]	0	[4]
Level 1 [Member] | Large cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | Mid cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(51)		(52)
Level 1 [Member] | Small cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(44)		(38)
Level 1 [Member] | International [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(258)		(217)
Level 1 [Member] | Other equities [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 1 [Member] | Hedge Funds [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 2 [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	4,247	[1]	(3,254)	[2]
Level 2 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(514)		(549)
Level 2 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(908)		(741)
Level 2 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(325)		(334)
Level 2 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(980)		(819)
Level 2 [Member] | Foreign government/government agencies [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(52)		(53)
Level 2 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(166)		(117)
Level 2 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(77)	[3]	(70)	[4]
Level 2 [Member] | Large cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(591)		(570)
Level 2 [Member] | Mid cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 2 [Member] | Small cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 2 [Member] | International [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 2 [Member] | Other equities [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(1)		(1)
Level 2 [Member] | Hedge Funds [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	633		0
Level 3 [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	280	[1]	(780)	[2]
Level 3 [Member] | Short-term Investments [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Corporate [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(3)		(3)
Level 3 [Member] | RMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(3)		(11)
Level 3 [Member] | U.S. Treasuries [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Foreign government/government agencies [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(2)		(3)
Level 3 [Member] | CMBS [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Other fixed income [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	(9)	[3]	(4)	[4]
Level 3 [Member] | Large cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Mid cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Small cap domestic [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | International [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Other equities [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	0		0
Level 3 [Member] | Hedge Funds [Member]
Fair values of the company's pension plan assets
Total pension plan assets at fair value	$ 263		$ (759)

[1]	Excludes approximately $76 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $9 of interest receivable carried at fair value.
[2]	Excludes approximately $43 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $37 of interest receivable carried at fair value.
[3]	Includes ABS, municipal bonds, and foreign bonds.
[4]	Includes ABS and municipal bonds.